INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
At December 31, 2019	Amount	Amortization	Net
	$	$	$
Technical know-how	1,428	(1,425)	3
Computer software	38,205	(15,417)	22,788
Total intangible assets, net	39,633	(16,842)	22,791

	Gross
	Carrying	Accumulated
At December 31, 2018	Amount	Amortization	Net
	$	$	$
Technical know-how	2,369	(1,458)	911
Computer software	25,882	(11,890)	13,992
Total intangible assets, net	28,251	(13,348)	14,903